Document and Entity Information	6 Months Ended
Jun. 30, 2021
Document and Entity Information [Abstract]
Document Type	6-K
Entity Registrant Name	CALLIDITAS THERAPEUTICS AB
Document Period End Date	Jun. 30, 2021
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	Q2
Entity Central Index Key	0001795579
Amendment Flag	false